INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses of Intangible Assets for Future Annual Periods) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Estimated amortization expenses for each of the future annual periods
2015	8,269
2016	6,541
2017	4,784
2018	4,385
2019	4,270
Thereafter	32,706
Intangible assets, net	60,955